Capital and funding - Summary of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Bank loans and overdrafts, current	€ 383.0	€ 407.0
Bonds and other loans, current	6,313.0	3,499.0
Lease liabilities, current	365.0	380.0
Derivatives, current	85.0	58.0
Other financial liabilities, current	106.0	117.0
Current financial liabilities	7,252.0	4,461.0
Bank loans and overdrafts, non-current	19.0	4.0
Bonds and other loans, non-current	21,308.0	21,086.0
Lease liabilities, non-current	1,284.0	1,391.0
Derivatives, non-current	99.0	257.0
Other financial liabilities, non-current	171.0	106.0
Non-current financial liabilities	22,881.0	22,844.0
Bank loans and overdrafts	402.0	411.0
Bonds and other loans	27,621.0	24,585.0
Lease liabilities	1,649.0	1,771.0
Derivatives	(184.0)	(315.0)
Other financial liabilities	277.0	223.0
Financial liabilities	30,133.0	27,305.0	€ 28,257.0
Secured liabilities	€ 0.0	€ 2.6